Savings Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Savings Plans (Textual) [Abstract]
Maximum number of shares to be purchased under ESOP	1,134,120
Minimum number of years for allocation of shares in Esop	20
Interest on ESOP loan	one-half percentage point over prime
Interest expense incurred on ESOP debt	$ 127	$ 115	$ 261
Contribution to plan representing compensation expense			614
Special dividend on common share, in USD per share			$ 5.00
Dividends on unallocated shares	262	281	1,461
Principal Payments received from the ESOP	735	761	649
ESOP held unallocated shares	155,986
ESOP held allocated shares	856,318
Charges for defined contribution plan	$ 16,440	$ 15,625	$ 10,900